UNITED STATES
                      	SECURITIES AND EXCHANGE COMMISION
                            WASHINGTON D.C. 20549
                                 FORM 13F
                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.) [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          University of Texas Investment Management Company
Address:       401 Congress Avenue
               Suite 2800
               Austin, TX 78701

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Karen Wiltrout
Title:       Senior Security Operations Specialist
Phone:       512-225-1630
Signature,                  Place,                  and Date of Signing:
 Karen Wiltrout   Austin, Texas   April 29, 2013

Report Type (Check only one.):
       [X] 13F HOLDINGS REPORT.
       [ ] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	  0

Form 13F Information Table Entry Total:   31

Form 13F Information Table Value Total:   $136,818


List of Other Included Managers:

NONE

                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCESS MIDSTREAM PARTNERS L P  LP - PUBLIC EQUIT00434L109     2611    64680 SH       SOLE                    64680        0        0
ATLAS PIPELINE PARTNERS LP     LP - PUBLIC EQUIT049392103     2133    61690 SH       SOLE                    61690        0        0
BOARDWALK PIPELINE PARTNERS LP LP - PUBLIC EQUIT096627104     3252   110961 SH       SOLE                   110961        0        0
BUCKEYE PARTNERS LP            LP - PUBLIC EQUIT118230101     5931    96971 SH       SOLE                    96971        0        0
CARRIZO OIL & GAS INC          COM              144577103     1236    47962 SH       SOLE                    47962        0        0
COPANO ENERGY LLC              LP - PUBLIC EQUIT217202100     3362    82975 SH       SOLE                    82975        0        0
DCP MIDSTREAM PARTNERS LP      LP - PUBLIC EQUIT23311P100     2200    47194 SH       SOLE                    47194        0        0
EL PASO PIPELINE PARTNERS LP   LP - PUBLIC EQUIT283702108     5813   132533 SH       SOLE                   132533        0        0
ENBRIDGE ENERGY PARTNERS LP    LP - PUBLIC EQUIT29250R106     5808   192697 SH       SOLE                   192697        0        0
ENERGY TRANSFER PARTNERS LP    LP - PUBLIC EQUIT29273R109     9129   180099 SH       SOLE                   180099        0        0
ENTERPRISE PRODUCTS PARTNERS L LP - PUBLIC EQUIT293792107    12945   214712 SH       SOLE                   214712        0        0
GENESIS ENERGY LP              LP - PUBLIC EQUIT371927104     3598    74618 SH       SOLE                    74618        0        0
INTROGEN THERAPEUTICS INC      COM              46119F107        1   262998 SH       SOLE                   262998        0        0
KINDER MORGAN ENERGY PARTNERS  LP - PUBLIC EQUIT494550106    11978   133430 SH       SOLE                   133430        0        0
LEXICON PHARMACEUTICALS INC    COM              528872104      545   250000 SH       SOLE                   250000        0        0
MAGELLAN MIDSTREAM PARTNERS LP LP - PUBLIC EQUIT559080106     9789   183220 SH       SOLE                   183220        0        0
MARKWEST ENERGY PARTNERS LP    LP - PUBLIC EQUIT570759100     6507   107111 SH       SOLE                   107111        0        0
NUSTAR ENERGY LP               LP - PUBLIC EQUIT67058H102     3684    69064 SH       SOLE                    69064        0        0
ONEOK PARTNERS LP              LP - PUBLIC EQUIT68268N103     7387   128689 SH       SOLE                   128689        0        0
PVR PARTNERS L P               LP - PUBLIC EQUIT693665101     2468   102369 SH       SOLE                   102369        0        0
PLAINS ALL AMERICAN PIPELINE L LP - PUBLIC EQUIT726503105     9732   172302 SH       SOLE                   172302        0        0
REGENCY ENERGY PARTNERS LP     LP - PUBLIC EQUIT75885Y107     3843   153227 SH       SOLE                   153227        0        0
SPECTRA ENERGY PARTNERS LP     LP - PUBLIC EQUIT84756N109     1699    43167 SH       SOLE                    43167        0        0
SUNOCO LOGISTICS PARTNERS LP   LP - PUBLIC EQUIT86764L108     4837    73964 SH       SOLE                    73964        0        0
TC PIPELINES LP                LP - PUBLIC EQUIT87233Q108     1867    38495 SH       SOLE                    38495        0        0
TARGA RESOURCES PARTNERS LP    LP - PUBLIC EQUIT87611X105     4227    91844 SH       SOLE                    91844        0        0
TEXAS INSTRUMENTS INC          COM              882508104     1135    32000 SH       SOLE                    32000        0        0
WESTERN GAS PARTNERS LP        LP - PUBLIC EQUIT958254104     3425    57656 SH       SOLE                    57656        0        0
WILLIAMS PARTNERS LP           LP - PUBLIC EQUIT96950F104     5596   108026 SH       SOLE                   108026        0        0
FULCRUM ANALYTICS INC          COM              99VVABBL7        3    11447 SH       SOLE                    11447        0        0
FULCRUM ANALYTICS INC SER A    PFD              99VVABBM5       77    27143 SH       SOLE                    27143        0        0